18 Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
18	Intangible assets

	12.31.2020	12.31.2019
Concession agreement - distribution of electricity (18.1)	6,203,387	5,703,686
Generation concession agreements/ authorization (18.2)	553,840	582,671
Concession agreement - piped gas distribution (18.3)	132,366	-
Others (18.4)	39,863	46,254
	6,929,456	6,332,611
18.1	Power distribution service concession
.
	Intangible asset	Special liabilities
	in service	in service	Total
Balance as of January 1, 2019	8,212,792	(2,822,729)	5,390,063
Incorporations (Note 10.1)	2,625	(2,550)	75
Transfers from contract assets (Note 11.1)	771,844	(93,164)	678,680
Transfers to investments	(7)	-	(7)
Transfers to other receivables	(1,520)	-	(1,520)
Amortization of quotas - concession (a)	(461,370)	134,864	(326,506)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,740)	-	(10,740)
Loss on disposal	(26,359)	-	(26,359)
Balance as of December 31, 2019	8,487,265	(2,783,579)	5,703,686
Transfers from accounts receivable - concessions (Note 10.1)	99	-	99
Transfers from contract assets (Note 11.1)	1,016,482	(105,116)	911,366
Transfers to other receivables	(1,372)	-	(1,372)
Amortization of quotas - concession (a)	(485,677)	138,596	(347,081)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,655)	-	(10,655)
Loss on disposal	(52,656)	-	(52,656)
Balance as of December 31, 2020	8,953,486	(2,750,099)	6,203,387
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

The balance refers to the portion of infrastructure that will be used during concession, net of special obligations. The Special Obligations represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits.

18.2	Generation concession agreements
.
		Concession contract (a)	Concession and
	in service	in progress	authorization rights	Total
Balance as of January 1, 2019	226,411	-	367,441	593,852
Business combination effects	-	-	20,113	20,113
Amortization of quotas - concession and authorization (b)	(16,944)	-	(14,350)	(31,294)
Balance as of December 31, 2019	209,467	-	373,204	582,671
ANEEL grant - use of public property	-	3,682	-	3,682
Amortization of quotas - concession and authorization (b)	(17,527)	-	(14,986)	(32,513)
Capitalizations for intangible in service	3,682	(3,682)	-	-
Balance as of December 31, 2020	195,622	-	358,218	553,840
(a) Includes the balances of use of public asset and hydrological risk renegotiation
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

18.3	Piped gas distribution service concession
.
Total
Balance as of January 1, 2019	3,619
Transfers from accounts receivable - concessions (Note 10.2)	24,835
Amortization of quotas - concession	(28,454)
Balance as of December 31, 2019	-
Transfers from contract assets (Note 11.2)	7,277
Transfers from accounts receivable - concessions (Note 10.2)	154,483
Amortization of quotas - concession	(29,243)
Loss on disposal	(151)
Balance as of December 31, 2020	132,366
18.4	Other intangible assets

.
	in service	in progress	Total
Balance as of January 1, 2019	25,630	15,933	41,563
Acquisitions	-	5,032	5,032
Transfers from property, plant and equipment	(1,471)	10,217	8,746
Capitalizations for intangible in service	16,118	(16,118)	-
Amortization of quotas (a)	(8,646)	-	(8,646)
Amortization of quotas - PIS/Pasep and Cofins credits	(11)	-	(11)
Loss on disposal	-	(430)	(430)
Balance as of December 31, 2019	31,620	14,634	46,254
Acquisitions	128	10,863	10,991
Transfers from property, plant and equipment	229	2,932	3,161
Capitalizations for intangible in service	7,136	(7,136)	-
Amortization of quotas (a)	(11,584)	-	(11,584)
Amortization of quotas - PIS/Pasep and Cofins credits	(13)	-	(13)
Loss on disposal	-	(4)	(4)
(-) Reclassification (b)	(8,307)	(635)	(8,942)
Balance as of December 31, 2020	19,209	20,654	39,863
(a) Annual amortization rate: 20%.
(b) Reclassification to Assets classified as held for sale (Note 40).